Note 8 - Staff Numbers and Costs (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Average number of employee [Text Block]
	2019	2018	2017
Sales and Business Development	9	9	5
Central Services & Management	32	37	12
Production	138	148	26
Total	179	194	43

Aggregate remuneration costs [Text Block]
(US dollars in thousands)	2019	2018	2017
Salaries, wages and incentives	14,327	14,299	5,605
Social security costs	1,044	834	398
Pension contributions	788	848	196
Short-term compensated absences	1,254	996	403
Total	17,412	16,977	6,602

Key management personnel expenses [Text Block]
(US dollars in thousands)	2019	2018	2017
Salaries, wages and incentives	2,354	2,281	3,014
Social security costs	176	217	194
Pension contributions	45	64	39
Equity incentives	130
Short-term compensated absences	-	13	101
Total	2,705	2,575	3,348